INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Income Tax Disclosure [Abstract]
Tax Credit Carryforward, Amount	$ 53,100,000
Additions to Unrecognized Tax Benefit due to Acquisition of Family Dollar	64,400,000	$ 0
Income Tax Expense (Benefit), Intraperiod Tax Allocation
Income from continuing operations	165,800,000	355,000,000	$ 357,600,000
Stockholders' equity, tax benefit on exercises/vesting of equity based compensation	(12,800,000)	(4,500,000)	(9,800,000)
Total allocated income tax	153,000,000	350,500,000	347,800,000
Income tax provision (benefit)
Federal - current	126,900,000	325,100,000	304,600,000
State - current	14,600,000	47,600,000	45,900,000
Foreign - current	500,000	400,000	400,000
Total current	142,000,000	373,100,000	350,900,000
Federal - deferred	7,400,000	(9,700,000)	10,500,000
State - deferred	3,300,000	(3,200,000)	900,000
Foreign - deferred	13,100,000	(5,200,000)	(4,700,000)
Total deferred	$ 23,800,000	$ (18,100,000)	$ 6,700,000
Federal Statutory Tax Rate Reconciliation
Statutory tax rate	35.00%	35.00%	35.00%
Effect of:
State and local income taxes, net of federal income tax benefit (in hundredths)	3.00%	3.30%	3.30%
Effective Income Tax Rate Reconciliation, Work Opportunity Tax Credit	(3.80%)	(1.00%)	(0.90%)
Effective Income Tax Rate Reconciliation, International Taxes	(4.50%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	4.10%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible acquisition costs	1.50%	0.00%	0.00%
Other, net	1.70%	(0.10%)	0.10%
Effective tax rate	37.00%	37.20%	37.50%
Deferred tax assets:
Deferred rent	$ 47,300,000	$ 41,000,000
Accrued expenses	73,200,000	37,600,000
State tax net operating losses and credit carryforwards, net of federal benefit	53,100,000	31,000,000
Accrued compensation expense	77,800,000	33,800,000
Other	300,000	5,100,000
Total deferred tax assets	251,700,000	148,500,000
Valuation allowance	(48,400,000)	(13,800,000)
Deferred tax assets, net	203,300,000	134,700,000
Deferred tax liabilities:
Property and equipment	(369,300,000)	(48,700,000)
Other intangibles	(1,415,900,000)	(18,700,000)
Prepaid expenses	(3,300,000)	(3,000,000)
Inventory	(1,400,000)	(5,400,000)
Total deferred tax liabilities	(1,789,900,000)	(75,800,000)
Deferred Tax Liabilities, Net	(1,586,600,000)
Net deferred tax asset (liability)		58,900,000
Income Tax Uncertainties
Valuation allowance	$ 48,400,000	13,800,000
Number of prior years of taxable income used to assess the deductibility of carrybacks	2 years
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Beginning Balance	$ 6,500,000	5,500,000
Additions, based on tax positions related to current year	1,900,000	600,000
Additions for tax positions of prior years	1,600,000	900,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1,800,000)	0
Lapses in statutes of limitation	(1,200,000)	(500,000)
Ending balance	71,400,000	$ 6,500,000	$ 5,500,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	19,300,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued
Liability for potential interest	5,700,000
Income Tax Contingency [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 800,000
Settlement period for Reserve for Uncertain Tax Positions	12 months
Minimum [Member]
Income Tax Contingency [Line Items]
Decrease in unrecognized tax benefits is reasonably possible	$ 20,000,000
Maximum [Member]
Income Tax Contingency [Line Items]
Decrease in unrecognized tax benefits is reasonably possible	25,000,000
Acquisition [Member]
Income Tax Contingency [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	6,800,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Income Tax Contingency [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	19,400,000
Capital Loss Carryforward [Member]
Income Tax Contingency [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 7,600,000